U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

                     Read instructions at end of Form before
                      preparing Form. Please print or type.

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1.    Name and address of issuer:

                             ELFUN MONEY MARKET FUND
                   c/o General Electric Investment Corporation
                               3003 Summer Street
                               Stamford, CT 06905

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2.    Name of each series or class of funds for which this notice is filed:

                                       N/A

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3.   Investment Company Act File Number: No. 811-5904

     Securities Act File Number:         No. 33-31205

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4.   Last day of fiscal year for which this notice is filed:

                                December 31, 1996

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5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                       [ ]

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6.   Date of termination of issuer's declaration under the rule 24f-2(a)(1),  if applicable (see instruction A.6):


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7.    Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                Shares 79,752,193

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8.   Number and amount of  securities  registered  during the fiscal  year other than pursuant to rule 24f-2:

                                    Shares -
                                 Dollar Amount -

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9.    Number and aggregate sale price of securities sold during the fiscal year:

                              Shares 157,967,333.00
                          Dollar Amount 157,967,333.00

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
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                              Shares 135,999,760.00
                          Dollar Amount 135,999,760.00

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11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

                               Shares 5,936,199.00
                           Dollar Amount 5,936,199.00

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12.  Calculation of registration Fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on 24f-2 (from item 10):

                               $ $ 135,999,760.00

     (ii) Aggregate   price  of  shares  issued  in  connection   with  dividend
          reinvestment plans (from item 11 if applicable)

                                + $ 5,936,199.00

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                               - $ 141,935,959.00

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                      + $ -

     (v) Net aggregate sale price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                       $ -

     (vi) Multiplier prescribed by Section 6(b) of the Securities act of 1933 or other applicable law or regulation (see Instruction C.6):

                                   x 0.000303

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)] :

                                       $ -

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and other Procedures (17 CFR 202.3a).

                                       [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
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Jeffrey A. Groh, Treasurer of GEIC
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Date  February 25, 1997
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  * Please print the name and title of the signing officer below the signature.
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